Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Operations Business Segment

The following table shows the Group’s operations by business segment for the years ended June 30, 2025 and 2026.

	For the Six Months Ended June 30,
	2026	2025
REVENUES:
Revenue generated from services:
Small and Medium Enterprise financing solutions	$120,000	$-
Information Technology services	977,935	-
Total revenue	1,097,935	-
COST OF REVENUE:
Cost of revenue - services	(400,000)	-
GROSS PROFIT	697,935	-

OPERATING EXPENSES:
General and administrative expenses	(582,411)	(65,157)
Total operating expenses	(582,411)	(65,157)
INCOME (LOSS) FROM OPERATIONS	115,524	(65,157)

OTHER INCOME (EXPENSES):
Interest and investment income (expense)	160,907	(524,733)
Other income, net	354,639	-
Total other income (expense)	515,546	(524,733)

INCOME (LOSS) BEFORE INCOME TAXES FROM CONTINUING OPERATIONS	631,070	(589,890)

INCOME TAX EXPENSES	(32,031)	-

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	599,039	(589,890)